UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen L. Farley         New York, New York    February 14, 2006
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             18
                                               -------------

Form 13F Information Table Value Total:          $314,267
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE




                                                       FORM 13F INFORMATION TABLE
                                                       VALUE     SHARES/    SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CUSIP        CLASS   x($1000)    PRN AMT    PRN CALL DISCRETN  MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- --------    --------   --- ---- --------  --------- --------------------------

AON CORP                        037389103   COM         7,190      200,000  SH        SOLE        NO     200,000
BERKSHIRE HATHAWAY INC DEL      084670108   CL A          266            3  SH        SOLE        NO           3
CARMAX INC                      143130102   COM        68,275    2,466,600  SH        SOLE        NO   2,466,600
DOVER MOTORSPORTS INC           260174107   COM         6,966    1,140,169  SH        SOLE        NO   1,140,169
ECHOSTAR COMMUNICATIONS NEW     278762109   CL A       30,164    1,109,800  SH        SOLE        NO   1,109,800
GOLDEN WEST FINL CORP DEL       381317106   COM        31,370      475,300  SH        SOLE        NO     475,300
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        2,811       58,686  SH        SOLE        NO      58,686
INVESTORS BANCORP INC           46146P102   COM           276       25,000  SH        SOLE        NO      25,000
MOHAWK INDS INC                 608190104   COM        56,539      650,020  SH        SOLE        NO     650,020
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW     6,119      453,250  SH        SOLE        NO     453,250
SCRIPPS E W CO OHIO             811054204   CL A          310        6,450  SH        SOLE        NO       6,450
PROGRESSIVE CORP OHIO           743315103   COM        36,782      314,967  SH        SOLE        NO     314,967
SLM CORP                        78442P106   COM         6,005      109,000  SH        SOLE        NO     109,000
TJX COS INC NEW                 872540109   COM           395       17,000  SH        SOLE        NO      17,000
TRACTOR SUPPLY CO               892356106   COM         1,941       36,660  SH        SOLE        NO      36,660
WALGREEN CO                     931422109   COM        49,956    1,128,700  SH        SOLE        NO   1,128,700
WASTE INDUSTRIES USA INC        941057101   COM         8,698      675,300  SH        SOLE        NO     675,300
WAUWATOSA HLDGS INC             94348P108   COM           204       17,857  SH        SOLE        NO      17,857